Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Line Items]
Federal income tax rate
Unrecognized net operation loss (in Dollars)	$ 2,790,067
Unrecognized non-capital loss (in Dollars)	$ 831,580
Unrecognized non capital loss carried forward period	20 years
US [Member]
Income Taxes [Line Items]
Federal income tax rate	21.00%	21.00%
Canada [Member]
Income Taxes [Line Items]
Federal income tax rate	27.00%